Stock Options and Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Text Block [Abstract]
Fair Value of Stock Option Award

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the three and nine months ended September 30, 2013 and 2012:

	Three Months Ended September 30, 2013	Nine Months Ended September 30, 2013	Three Months Ended September 30, 2012	Nine Months Ended September 30, 2012
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.00%	0.95%	0.88%	0.94%
Expected stock price volatility	000.00%	118.34%	124.93%	123.63%
Expected dividend payout	0%	0%	0%	0%
Expected option life-years based on management’s estimate	0.0 yrs	6.1 yrs	5.6 yrs	5.7 yrs

The fair value of options granted is estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for the years ended December 31, 2012 and 2011:

	Year ended December 31, 2012	Year ended December 31, 2011
Significant assumptions (weighted-average):
Risk-free interest rate at grant date	0.94%	1.81%
Expected stock price volatility	121.90%	81%
Expected dividend payout	0%	0%
Expected option life-years based on management’s estimate	5.69 years	6.13 years

Summary of Changes in Options Outstanding and Related Exercise Prices

The following table summarizes options outstanding as of September 30, 2013:

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	5,198,300	7.31	$0.37	2,612,100	5.56	$0.42
$0.51-$0.75	9,265,293	6.18	$0.62	8,363,918	6.15	$0.62
$0.76-$1.00	1,895,000	3.77	$0.98	1,791,000	3.52	$0.99
$1.01-$1.25	335,000	7.59	$1.10	253,600	7.59	$1.10
$1.26-$1.50	1,171,100	6.37	$1.31	926,700	6.24	$1.32
$1.51-$3.20	5,830,000	7.08	$1.94	3,967,200	7.00	$1.95

	23,694,693	6.49	$0.96	17,914,518	6.02	$0.96

Options Outstanding				Options Exercisable and vested
Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price	Number Exercisable	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
$0.22-$0.50	4,080,800	7.41	$0.41	2,239,220	5.86	$0.43
$0.51-$0.75	9,365,293	6.95	$0.62	6,782,943	6.90	$0.62
$0.76-$1.00	2,539,939	3.38	$0.99	2,399,939	3.07	$1.00
$1.01-$1.25	355,000	8.34	$1.10	227,900	8.34	$1.10
$1.26-$1.50	1,206,100	7.13	$1.31	777,100	6.88	$1.33
$1.51-$3.20	5,830,000	7.83	$1.94	2,980,800	7.69	$1.97

	23,377,132	6.89	$0.99	15,407,902	6.32	$0.95

Summary of Changes in Options Outstanding and Related Exercise Prices for Shares of Company's Common Stock Options Issued
The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18
Granted	1,352,500	$0.27
Exercised	—	$—
Canceled or expired	(390,000)	$0.56

Outstanding at September 30, 2013	16,085,400	$1.12

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	(644,939)	$1.00

Outstanding at September 30, 2013	7,609,293	$0.62

The following table summarizes the changes in options outstanding and the related exercise prices for the Company’s common stock options issued:

	Number of Shares issued under 2006 Plan and 2010 Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,009,937	$0.92
Granted	6,997,500	$1.69
Exercised	(300,820)	$0.50
Canceled or expired	(1,976,410)	$1.17

Outstanding at December 31, 2011	14,730,207	$1.26
Granted	2,398,000	$0.38
Exercised	(17,500)	$0.22
Canceled or expired	(1,987,807)	$0.78

Outstanding at December 31, 2012	15,122,900	$1.18

	Number of Shares issued outside the Plan	Weighted Average Exercise Price Per Share
Outstanding at December 31, 2010	10,708,939	$0.64
Granted	—	$—
Exercised	(454,170)	$0.59
Canceled or expired	(2,000,537)	$0.62

Outstanding at December 31, 2011	8,254,232	$0.65
Granted	—	$—
Exercised	—	$—
Canceled or expired	—	$—

Outstanding at December 31, 2012	8,254,232	$0.65

Summary of Outstanding Warrants Related to Warrant Transactions

Outstanding warrants related to warrant transactions through September 30, 2013 were as follows:

	Preferred Stock		Common Stock	Units										Price per Warrant
	Series A	Series B	Series A	Series B	Placement Agent	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Jan 2013 Financing	Mar 2013 Financing	Total Warrants	Range	Weighted Average exercise price
Outstanding, December 31, 2009	2,000,000	1,100,000				1,400,000	30,000	1,629,623	3,405,929	—	—	—	9,565,552	$0.25-0.80	$0.45

2010
Issued													—
Exercised	(400,000)	(600,000)						(248,902)	(1,645,772)				(2,894,674)	0.25-0.80	0.47
Forfeited/Cancelled													—

Outstanding, December 31, 2010	1,600,000	500,000				1,400,000	30,000	1,380,721	1,760,157	—	—	—	6,670,878	$0.25-0.80	$0.45

2011
Issued										200,000			200,000	1.50-2.00	1.75
Exercised		(200,000)						(62,800)	(38,528)				(301,328)	0.25-0.80	0.40
Forfeited/Cancelled													—

Outstanding, December 31, 2011	1,600,000	300,000				1,400,000	30,000	1,317,921	1,721,629	200,000	—	—	6,569,550	$0.25-2.00	$0.49
2012
Issued													—
Exercised													—
Forfeited/Cancelled							(30,000)	(1,317,921)	(1,721,629)				(3,069,550)	$0.56-0.80	0.66

Outstanding, December 31, 2012	1,600,000	300,000	—	—		1,400,000	—	—	—	200,000	—	—	3,500,000	$0.25-2.00	$0.34
2013
Issued			21,700,000	20,000,000	666,666						5,062,500	2,500,000	49,929,166	$0.15-0.20	$0.16
Exercised				(1,700,000)									(1,700,000)	$0.15	$0.15
Forfeited/Cancelled	(1,600,000)	(300,000)				(1,400,000)							(3,300,000)	$0.20-0.25	$0.25

Outstanding, September 30, 2013	—	—	21,700,000	18,300,000	666,666	—	—	—	—	200,000	5,062,500	2,500,000	48,429,166	$0.15-2.00	$0.16

Share data related to warrant transactions as of December 31, 2012 were as follows:

	Series A	Series B	YKA Loan	BioTime	Bridge Loan & non-cash Grants	Brookstreet	Skin Care Marketing	Total Shares Issuable Upon Exercise of Warrants	Price per Share	Weighted average exercise price
									Range
Outstanding, December 31, 2010	1,600,000	500,000	1,400,000	30,000	1,380,721	1,760,157	—	6,670,878	$0.25-0.80	$0.45

2011
Issued							200,000	200,000	1.50-2.00	1.75
Exercised		(200,000)			(62,800)	(38,528)		(301,328)	0.25-0.80	0.40
Forfeited/Expired								—

Outstanding, December 31, 2011	1,600,000	300,000	1,400,000	30,000	1,317,921	1,721,629	200,000	6,569,550	$0.25-2.00	$0.49
2012
Issued								—
Exercised								—
Forfeited/Expired				(30,000)	(1,317,921)	(1,721,629)		(3,069,550)	$0.56-0.80	$0.66

Outstanding, December 31, 2012	1,600,000	300,000	1,400,000	—	—	—	200,000	3,500,000	$0.25-2.00	$0.34